Finance Income	12 Months Ended
Mar. 31, 2021
Finance Income
Finance Income

15. Finance Income

	March 31,
	2019	2020	2021
Interest income on :
- Bank deposits recongised at amortised cost	30,801	22,594	46,236
-Others*	1,824	26,502	32,529
Foreign exchange gain (net)	-	4,322	58
Unwinding of other financial assets	8,685	5,223	2,781
Total	41,310	58,641	81,604

*	Interest income on others include interest income on loan given to joint venture of INR 7,206 (March 31, 2020: INR 4,810 and March 31, 2019: INR 1,824).

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)